Cash, cash equivalents and restricted cash - Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Cash and Cash Equivalents [Abstract]
Restricted cash	$ 176,203	$ 198,285	$ 163,065